Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the six month periods ended June 30, 2018 and 2017, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows
Percentage of time charter revenue	94.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	75.00%	70.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	19.00%	19.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	0.00%	11.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%